Acquisitions and Divestitures - Consolidation of Grivalia Hospitality S.A. (Details) - Grivalia Hospitality € in Millions, $ in Millions	Jul. 05, 2022 USD ($)	Jul. 05, 2022 EUR (€)	Jul. 04, 2022
Acquisitions and Divestitures
Percentage of common shares acquired	78.40%	78.40%	33.50%
Cash transferred	$ 194.6	€ 190.0